UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-10387

Investment Company Act File Number

Tax Managed Value Portfolio

 (Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Alan R. Dynner, Esq.
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31

Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed Value Portfolio	as of July 31, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.5%

Security	Shares	Value

Aerospace and Defense — 3.0%
General Dynamics Corp.	125,000	12,352,500
Northrop Grumman Corp.	200,000	10,520,000
		$22,872,500

Auto Parts and Equipment — 1.1%
BorgWarner, Inc.	175,000	8,258,250
		$8,258,250

Banks - Regional — 12.4%
Bank of America Corp.	225,000	19,127,250
Banknorth Group, Inc.	150,000	4,786,500
National City Corp.	425,000	15,512,500
SouthTrust Corp.	150,000	5,818,500
TCF Financial Corp.	150,000	9,060,000
Wachovia Corp.	300,000	13,293,000
Washington Mutual, Inc.	300,000	11,640,000
Wells Fargo & Co.	275,000	15,787,750
		$95,025,500

Beverages — 0.7%
Anheuser-Busch Cos., Inc.	100,000	5,190,000
		$5,190,000

Broadcasting and Cable — 1.6%
Clear Channel Communications, Inc.	200,000	7,140,000
Comcast Corp., Class A(1)	200,000	5,480,000
		$12,620,000

Building Products — 0.9%
Masco Corp.	225,000	6,804,000
		$6,804,000

Chemicals — 1.3%
Air Products and Chemicals, Inc.	190,000	9,832,500
		$9,832,500

Communications Services — 4.1%
BellSouth Corp.	300,000	8,127,000
SBC Communications, Inc.	400,000	10,136,000
Verizon Communications, Inc.	350,000	13,489,000
		$31,752,000

Computers and Business Equipment — 4.1%
Diebold, Inc.	100,000	4,610,000
Hewlett-Packard Co.	700,000	14,105,000
International Business Machines Corp.	150,000	13,060,500
		$31,775,500

Conglomerates — 1.3%
Tyco International Ltd.(2)	325,000	10,075,000
		$10,075,000

Diversified Manufacturing — 2.0%
Cooper Industries Ltd., Class A	125,000	7,108,750
Eaton Corp.	125,000	8,080,000
		$15,188,750

Electric Utilities — 6.2%
Dominion Resources, Inc.	175,000	11,105,500
Entergy Corp.	176,000	10,120,000
Exelon Corp.	382,000	13,331,800
FirstEnergy Corp.	75,000	2,932,500
FPL Group, Inc.	155,000	10,436,150
		$47,925,950

Electronics - Semiconductors and Related — 0.3%
Applied Materials, Inc.(1)	140,000	2,375,800
		$2,375,800

Financial Services — 7.9%
Citigroup, Inc.	350,000	15,431,500
Countrywide Financial Corp.	225,000	16,222,500
First Data Corp.	100,000	4,461,000
Freddie Mac	100,000	6,431,000
IndyMac Bancorp, Inc.	75,000	2,491,500
J.P. Morgan Chase & Co.	423,000	15,790,590
		$60,828,090

Foods — 2.6%
Nestle SA(2)	45,000	11,501,935
Sara Lee Corp.	400,000	8,784,000
		$20,285,935

Health Care Services — 0.7%
Caremark Rx, Inc.(1)	175,000	5,337,500
		$5,337,500

Home Builders — 1.3%
Lennar Corp., Class A	225,000	9,603,000
		$9,603,000

Household Products — 1.3%
Kimberly-Clark Corp.	160,000	10,251,200
		$10,251,200

Information Technology and Management Consulting — 0.6%
Accenture Ltd., Class A(1)(2)	175,000	4,310,250
		$4,310,250

Insurance — 6.6%
Allstate Corp. (The)	150,000	7,062,000
American International Group, Inc.	50,000	3,532,500
Anthem, Inc.(1)	70,000	5,772,900
MetLife, Inc.	450,000	16,051,500
Progressive Corp.	100,000	7,662,000
XL Capital Ltd., Class A(2)	150,000	10,602,000
		$50,682,900

Investment Services — 3.7%
Franklin Resources, Inc.	75,000	3,618,750
Goldman Sachs Group, Inc.	100,000	8,819,000
Merrill Lynch & Co., Inc.	175,000	8,701,000
Morgan Stanley	150,000	7,399,500
		$28,538,250

Machinery — 1.2%
Deere & Co.	150,000	9,421,500
		$9,421,500

Media — 0.9%
Time Warner, Inc.(1)	400,000	6,660,000
		$6,660,000

Medical - Drugs — 3.2%
AmerisourceBergen Corp.	150,000	8,109,000
Pfizer, Inc.	350,000	11,186,000
Wyeth	150,000	5,310,000
		$24,605,000

Metals - Industrial — 2.7%
Alcoa, Inc.	325,000	10,409,750
Peabody Energy Corp.	72,500	4,073,050
Phelps Dodge Corp.(1)	75,000	5,845,500
		$20,328,300

Oil and Gas - Equipment and Services — 0.5%
GlobalSantaFe Corp.	150,000	4,110,000
		$4,110,000

Oil and Gas - Exploration and Production — 1.9%
Apache Corp.	175,000	8,142,750
Burlington Resources, Inc.	175,000	6,679,750
		$14,822,500

Oil and Gas - Integrated — 9.5%
ChevronTexaco Corp.	175,000	16,738,750
ConocoPhillips	225,000	17,723,250
Exxon Mobil Corp.	350,000	16,205,000
Marathon Oil Corp.	150,000	5,650,500
Occidental Petroleum Corp.	340,000	16,751,800
		$73,069,300

Oil and Gas - Refinery — 1.0%
Valero Energy Corp.	100,000	7,492,000
		$7,492,000

Paper and Forest Products — 1.8%
Weyerhaeuser Co.	225,000	13,950,000
		$13,950,000

Publishing — 1.1%
Gannett Co., Inc.	100,000	8,314,000
		$8,314,000

REITS — 2.7%
AMB Property Corp.	110,000	3,865,400
AvalonBay Communities, Inc.	75,000	4,365,000
General Growth Properties, Inc.	150,000	4,512,000
Public Storage, Inc.	75,000	3,534,750
Vornado Realty Trust	75,000	4,356,750
		$20,633,900

Restaurants — 1.1%
McDonald’s Corp.	300,000	8,250,000
		$8,250,000

Retail - Food and Drug — 0.5%
CVS Corp.	100,000	4,187,000
		$4,187,000

Retail - General — 0.9%
J.C. Penney Company, Inc.	175,000	7,000,000
		$7,000,000

Retail - Home Improvement — 1.2%
Home Depot, Inc. (The)	275,000	9,273,000
		$9,273,000

Retail - Specialty and Apparel — 1.2%
Target Corporation	100,000	4,360,000
TJX Companies, Inc.	200,000	4,694,000
		$9,054,000

Tobacco — 1.5%
Altria Group, Inc.	249,000	11,852,400
		$11,852,400

Transport - Services — 0.7%
FedEx Corp.	65,500	5,363,140
		$5,363,140

Transportation — 1.2%
Burlington Northern Santa Fe Corp.	250,000	8,870,000
		$8,870,000

Total Common Stocks (identified cost $609,965,627)		$756,788,915

Short-Term Investments — 1.3%

Security	Principal Amount (000’s omitted)	Value
Investors Bank & Trust Company Time Deposit, 1.34%, 8/2/04	10,227	$10,227,000

Total Short-Term Investments (at amortized cost, $10,227,000)		$10,227,000

Total Investments — 99.8% (identified cost $620,192,627)		$767,015,915

Other Assets, Less Liabilities — 0.2%		$1,503,867

Net Assets — 100.0%		$768,519,782

(1)                                  Non-income producing security.

(2)                                  Foreign security.

The Portfolio did not have any open financial instruments at July 31, 2004.

The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$620,192,627

Gross unrealized appreciation	$149,064,567

Gross unrealized depreciation	(2,241,279)

Net unrealized appreciation	$146,823,288

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax Managed Value Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	September 21, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	September 21, 2004

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer

Date:	September 21, 2004